SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHIC AREA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,301,704	$ 1,145,915	$ 909,517
Total long-lived assets	438,146	442,666
VIRGIN ISLANDS, BRITISH
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Total long-lived assets
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,282,923	1,132,321	893,635
Total long-lived assets	428,353	431,002
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	18,781	13,594	$ 15,882
Total long-lived assets	$ 9,793	$ 11,664